Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE
REVENUE	$ 98,325	$ 77,014	$ 42,543
Cost of production and cost of hotel operation	(19,980)	(15,612)	(5,886)
Other income and gains	10,571	24,815	1,245
Share-based payment expenses	(58,902)
Gain from a bargain purchase			4,469
Other operating expenses	(20,333)	(15,542)	(5,677)
Staff costs	(12,551)	(13,132)	(7,891)
Share of losses of joint ventures		(558)	(2,608)
Finance costs	(8,293)	(10,612)	(7,136)
PROFIT (LOSS) BEFORE TAX	(11,163)	46,373	19,059
Income tax expense	(1,568)	(1,643)	(1,811)
PROFIT (LOSS) FOR THE YEAR	(12,731)	44,730	17,248
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	8,952	(4,571)	(966)
Share of other comprehensive income of joint ventures		2,833	5,269
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation from functional currency to presentation currency	(1,290)	2,463	(361)
Surplus on revaluation of properties	14,909	20,629	9,041
OTHER COMPREHENSIVE INCOME FOR THE YEAR	22,571	21,354	12,983
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	9,840	66,084	30,231
Profit (loss) for the year attributable to:
Owners of the Company	(7,754)	27,751	8,164
Non-controlling interests	(4,977)	16,979	9,084
Total profit (loss)	(12,731)	44,730	17,248
Total comprehensive income for the year attributable to:
Owners of the Company	3,456	41,725	11,144
Non-controlling interests	6,384	24,359	19,087
Total comprehensive income	$ 9,840	$ 66,084	$ 30,231
Class A Ordinary Shares
Earnings (loss) per share
Earnings (loss) per share - Basic (in Dollars per share)	$ (0.17)	$ 1.64	$ 0.45
Earnings (loss) per share - diluted (in Dollars per share)	(0.17)	1.64	0.45
Class B Ordinary Shares
Earnings (loss) per share
Earnings (loss) per share - Basic (in Dollars per share)	(0.17)	1.64	0.45
Earnings (loss) per share - diluted (in Dollars per share)	$ (0.17)	$ 1.64	$ 0.45
Media advertising and marketing services income
REVENUE
REVENUE	$ 17,740	$ 18,859	$ 14,422
Hotel operation, hospitality and VIP services income
REVENUE
REVENUE	27,965	23,132	5,423
Dividend income and gain related to disposed financial assets at fair value through profit or loss (“FVTPL”)
REVENUE
REVENUE	8,616	8,681	60,457
Net fair value changes on financial assets at FVTPL and derivative financial instruments
REVENUE
REVENUE	$ 44,004	$ 26,342	$ (37,759)